COVER	12 Months Ended
Dec. 31, 2023
Cover [Abstract]
Document Type	S-1/A
Entity Registrant Name	Core Scientific, Inc./tx
Entity Incorporation, State or Country Code	DE
Entity Primary SIC Number	7370
Entity Tax Identification Number	86-1243837
Entity Address, Address Line One	838 Walker Road
Entity Address, Address Line Two	Suite 21-2105
Entity Address, City or Town	Dover
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19904
City Area Code	512
Local Phone Number	402-5233
Entity Filer Category	Accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001839341
Amendment Flag	false